BUSINESS ACQUISITIONS - Acquisition of Citizen Stash - Consideration (Details) - CS $ in Thousands	Nov. 08, 2021 CAD ($) instrument
Purchase price allocation
Shares issued on closing | instrument	5,786,360
Value of shares issued on closing	$ 35,760
Settlement of pre-existing relationships	1,052
Total fair value of consideration	$ 36,812